As filed with the Securities and Exchange Commission on May 20, 2013

Securities Act File No. 333-37711

Investment Company Act File No. 811-08437

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 42	☒
(Check appropriate box or boxes)

UNDISCOVERED MANAGERS FUNDS

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 relates to the following fund:

Undiscovered Managers Behavioral Value Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Undiscovered Managers Funds, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of May, 2013.

UNDISCOVERED MANAGERS FUNDS

By:	Patricia A. Maleski*
Patricia A. Maleski
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on May 20, 2013.

	John F. Finn*		Marilyn McCoy*
	John F. Finn		Marilyn McCoy
	Trustee		Trustee

	Matthew Goldstein*		Mitchell M. Merin*
	Matthew Goldstein		Mitchell M. Merin
	Trustee		Trustee

	Robert J. Higgins*		William G. Morton*
	Robert J. Higgins		William G. Morton
	Trustee		Trustee

	Frankie D. Hughes*		Robert A. Oden, Jr.*
	Frankie D. Hughes		Robert A. Oden, Jr.
	Trustee		Trustee

	Peter C. Marshall*		Frederick W. Ruebeck*
	Peter C. Marshall		Frederick W. Ruebeck.
	Trustee		Trustee

	Mary E. Martinez*		James J. Schonbachler*
	Mary E. Martinez		James J. Schonbachler
	Trustee		Trustee

By	Joy C. Dowd*	By	Patricia A. Maleski*
	Joy C. Dowd		Patricia A. Maleski
	Treasurer & Principal Financial Officer		President & Principal Executive Officer

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-in-fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase